Precious Metals and Minerals Fund
USAA Precious Metals and Minerals Fund Summary
Investment Objective
The USAA Precious Metals and Minerals Fund (the "Fund") seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.
Fees and Expenses

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund Shares, Institutional Shares, and Adviser Shares are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Precious Metals and Minerals Fund	Fund Shares	Inst. Shares	Adviser Shares
Shareholder Fee, Other	none	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Precious Metals and Minerals Fund		Total	Fund Shares	Inst. Shares		Adviser Shares
Management Fee	[1]		0.75%	0.75%		0.75%
Distribution and/or Service (12b-1) Fees			none	none		0.25%
Other Expenses			0.56%	0.43%		0.38%
Total Annual Operating Expenses			1.31%	1.18%	[2]	1.38%
Fee Waiver or Reimbursement			(0.04%)	(0.18%)		(0.04%)
Total Annual Fund Operating Expenses after Reimbursement	[3]		1.27%	1.00%		1.34%
[1]	Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.27% of the Fund Shares, 1.00% of the Institutional Shares, and 1.34% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

Expense Example - Precious Metals and Minerals Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Fund Shares	129	408	711	1,573
Inst. Shares	102	343	618	1,403
Adviser Shares	136	430	748	1,651

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its whole portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its assets in equity securities of domestic and foreign companies (including those located in emerging markets) principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results.As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund because investments in emerging-market countries generally are more volatile than investments in developed markets. Emerging-market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals and natural resources industries, there are additional risks involved in investing in the securities of companies in these industries. The natural resources and precious metals and minerals industries can be significantly affected by global economic, financial, and political developments. Investments related to natural resources and precious metals and minerals may fluctuate in price significantly over short periods of time. However, because the market action of such securities has tended to move independently of the broader financial markets, the addition of these securities to a portfolio may reduce overall fluctuations in portfolio value.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a single issuer, such as a single stock or bond. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event compared to those of a diversified fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' class volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index, an additional broad-based securities market index with investment characteristics similar to the Fund, and an index of funds with similar investment objectives. Performance reflects any expense limitations in effect during the periods shown.

Performance data for the classes varies based on differences in their fee and expense structures. Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 235-8396.

RISK/RETURN BAR CHARTAnnual Returns for Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	40.25%	March 31, 2016
Lowest Quarter Return	-36.50%	June 30, 2013
Year-to-Date Return	22.70%	June 30, 2019

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNSFor Periods Ended December 31, 2018
Average Annual Total Returns - Precious Metals and Minerals Fund		Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Fund Shares		(12.26%)	(1.06%)	(2.91%)
Fund Shares | Return After Taxes on Distributions		(12.26%)	(1.45%)	(3.50%)
Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares		(7.26%)	(0.93%)	(1.36%)
Inst. Shares		(11.88%)	(0.71%)	(2.62%)
Adviser Shares		(12.23%)	(1.12%)		(9.75%)	Aug. 01, 2010
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		(4.38%)	8.49%	13.11%	12.59%	Aug. 01, 2010	[1]
MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes)	[2]	(9.42%)	4.26%	9.46%	7.73%	Aug. 01, 2010	[1]
MSCI ACWI Gold Miners IMI Index (reflects no deduction for fees, expenses, or taxes)		(13.14%)	(1.09%)	(3.42%)	(9.71%)	Aug. 01, 2010	[1]
Lipper Precious Metals Equity Funds Index (reflects no deduction for taxes)		(14.06%)	(0.43%)	(1.48%)	(7.96%)	Aug. 01, 2010	[1]
[1]	The performance of the S&P 500 Index, MSCI ACWI Index, MSCI ACWI Gold Miners IMI Index, and Lipper Precious Metals Equity Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There might be a slight variation of performance numbers because of the difference.
[2]	The Fund has selected the MSCI All-Country World Index as the Fund's primary benchmark in replacement of the S&P 500 Index because it believes the MSCI All-Country World Index is more representative of the Fund's investment universe.